Contingent Liabilities	12 Months Ended
Mar. 31, 2019
Contingent Liabilities
Contingent Liabilities
34	CONTINGENT LIABILITIES

1.   In Fiscal 2015 and Fiscal 2016 Eros received show causes assessment order from the Commissioner of Service Tax (India) levying an amount aggregating to $61,342 (including interest and penalty of $30,671) for the period April 1, 2009 to March 31, 2015 on account of service tax arising on temporary transfer of copyright services and certain other related matters. The Company has filed an appeal against the said order before the authorities. Considering the facts and nature of levies and the ad-interim protection for service tax levy for a certain period granted by the Honourable High Court of Mumbai, the Group expects that the final outcome of this matter will be favorable. There is no further update on this matter as preliminary hearing is yet to begin. Accordingly, based on the assessment made after taking appropriate legal advice, no additional liability has been recorded in Group’s consolidated financial statements.

2.   In Fiscal 2015, Eros received several assessment orders and demand notices from value added tax and sales tax authorities in India for the payment of amounts aggregating to $3,013 (including interest and penalties) for certain fiscal years between April 1, 2005 and March 31, 2011. Eros has appealed against each of these orders, and such appeals are pending before relevant tax authorities. Though there uncertainties are inherent in the final outcome of these matters, the Company believes, based on assessment made after taking legal advice, that the final outcome of the matters will be favourable. Accordingly, no additional liability has been recorded in Group’s consolidated financial statements.

3.   Beginning on November 13, 2015, the Company was named a defendant in five substantially similar putative class action lawsuits filed in federal court in New Jersey and New York by purported shareholders of the Company. On May 17, 2016, the putative class actions filed in New Jersey were transferred to the United States District Court for the Southern District of New York where they were subsequently consolidated with the other two actions. The Court-appointed lead plaintiffs filed a single consolidated complaint on July 14, 2016 and amended on October 10, 2016. The amended consolidated complaint alleged that the Company and certain individual defendants violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, but did not assert certain claims that had been asserted in prior complaints. The remaining claims were primarily focused on whether the Company and individual defendants made material misrepresentations concerning the Company’s film library and materially misstated the usage and functionality of Eros Now, our digital OTT entertainment service. On September 25, 2017, the United States District Court for the Southern District of New York entered a Memorandum & Order dismissing the putative class action with prejudice. On October 23, 2017, lead plaintiffs filed a Notice of Appeal. On August 24, 2018, the United States Court of Appeals for the Second Circuit issued a summary order affirming the district court’s earlier dismissal, with prejudice.

On September 29, 2017, the Company filed a lawsuit against Mangrove Partners, Manuel P. Asensio, GeoInvesting, LLC, and other individuals and entities alleging the defendants and other co-conspirators disseminated material false, misleading, and defamatory information about the Company and are engaging in other misconduct that has harmed the Company. On May 31, 2018, the Company filed an amended complaint that added two new defendants and expanded the scope of the Company’s initial allegations. The amended complaint alleges that Mangrove Partners and many of its co-conspirators held substantial short positions in the Company’s stock and profited when its share price declined in response to their multi-year disinformation campaign. The Company seeks damages and injunctive relief for defamation, civil conspiracy, and tortious interference, including but not limited to interference with its customers, producers, distributors, investors, and lenders. On March 12, 2019, the Supreme Court of the State of New York entered a Decision and Order granting defendants’ motions to dismiss. On March 13, 2019, the Company filed a Notice of Appeal. The matter is ongoing.

Beginning on June 21, 2019, the Company was named a defendant in two substantially similar putative class action lawsuits filed in federal court in New Jersey by purported shareholders of the Company. The lawsuits allege that the Company and certain individual defendants violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 by making false and/or misleading statements regarding the Company’s accounting for trade receivables. We expect that the lawsuits will be consolidated and that the court-appointed lead plaintiff will file a consolidated complaint. The Company expects to file a motion to dismiss any consolidated complaint.

4.   From time to time, Eros is involved in legal proceedings arising in the ordinary course of its business, typically intellectual property litigation and infringement claims related to the Group’s feature films and other commercial activities, which could cause it to incur expenses or prevent it from releasing a film. While the resolution of these matters cannot be predicted with certainty, the Group does not believe, based on current knowledge or information available, that any existing legal proceedings or claims are likely to have a material and adverse effect on its financial position, results of operations or cash flows.

There were no other material ongoing litigations at March 31, 2019 and March 31, 2018.